Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses Benefits
	2020	2019
Current tax expense	$15,187	$35,456
Deferred tax expense (benefits)		129,812
	$15,187	$165,268

Schedule of Reconciliation of Effective Income Tax Rates

The effective tax rates was -7% and 31% for the years ended December 31, 2020 and 2019, respectively. A reconciliation of the effective tax rates from 25% statutory tax rates is as follows:

	2020	2019
Income (loss) before tax	$(225,393)	$539,208
Tax (credit)/expense calculated at statutory tax rate	(56,348)	134,802
Income tax exemptions and reliefs	(43,805)	(72,418)
Income tax difference under difference tax jurisdictions	29,273	65,596
Others (Note 1)	86,067	37,288
	$15,187	$165,268